Consolidated statement of changes in equity (Parenthetical) € in Millions, £ in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)		Jul. 07, 2022 EUR (€)
Share capital reduction	[1]				€ 0
Hyperinflation adjustment		€ 308	€ 514		280
Other movements in equity		(2)	(136)	[2]	154	[3]
Non-controlling interest in acquiree		20
Share premium account
Share capital reduction	[1]				20,626
Other movements in equity	[3]				(2)
Other reserves
Other movements in equity		€ 2	€ (258)	[2]	(82)	[3]
Welly Health
Other movements in equity					€ 82
Nutrafol
Non-controlling interest in acquiree							€ 99
Nutrafol | Other reserves
Non-controlling interest purchase option							€ (269)

[1]	(a)Share premium has been adjusted to reflect the legal share capital of the PLC company, which reduced by £18,400 million following court approval on 15 June 2021.
[2]	Includes the following items related to the acquisition of Nutrafol: €(269) million non-controlling interest purchase option in other reserves and €99 million non-controlling interest recognised on acquisition.
[3]	Includes a hyperinflation adjustment of €280 million and €82 million related to the Welly acquisition.